Consolidated Statements of Financial Position - CAD CAD in Thousands	Dec. 31, 2017	Dec. 31, 2016
Assets
Cash and cash equivalents	CAD 314,000	CAD 305,000
Trade and other receivables (Note 12)	933,000	703,000
Prepaid expenses	24,000	23,000
Risk management assets (Notes 13 and 14)	219,000	249,000
Inventory (Note 15)	219,000	213,000
Assets held for sale (Note 4)	0	61,000
Current assets	1,709,000	1,554,000
Restricted cash (Note 21)	30,000	0
Long-term portion of finance lease receivables (Note 7)	215,000	719,000
Property, plant, and equipment (Note 16)	6,578,000	6,824,000
Goodwill (Note 17)	463,000	464,000
Intangible assets (Note 18)	364,000	355,000
Deferred income tax assets (Note 10)	24,000	53,000
Risk management assets (Notes 13 and 14)	684,000	785,000
Other assets (Note 19)	237,000	242,000
Total assets	10,304,000	10,996,000
Liabilities
Accounts payable and accrued liabilities	595,000	413,000
Current portion of decommissioning and other provisions (Note 20)	67,000	39,000
Risk management liabilities (Notes 13 and 14)	101,000	66,000
Income taxes payable	64,000	6,000
Dividends payable (Note 23)	34,000	54,000
Current portion of long-term debt and finance lease obligations (Note 21)	747,000	639,000
Current liabilities	1,608,000	1,217,000
Credit facilities, long-term debt, and finance lease obligations (Note 21)	2,960,000	3,722,000
Decommissioning and other provisions (Note 20)	403,000	304,000
Deferred income tax liabilities (Note 10)	549,000	712,000
Risk management liabilities (Notes 13 and 14)	40,000	48,000
Defined benefit obligation and other long-term liabilities (Note 22)	359,000	330,000
Equity
Contributed surplus	10,000	9,000
Deficit	(1,209,000)	(933,000)
Accumulated other comprehensive income (Note 25)	489,000	399,000
Equity attributable to shareholders	3,326,000	3,511,000
Non-controlling interests (Note 11)	1,059,000	1,152,000
Total equity	4,385,000	4,663,000
Total liabilities and equity	10,304,000	10,996,000
Gross carrying amount
Assets
Property, plant, and equipment (Note 16)	12,973,000	12,773,000
Intangible assets (Note 18)	744,000	693,000
Liabilities
Accounts payable and accrued liabilities	595,000
Dividends payable (Note 23)	34,000
Accumulated depreciation and amortisation [member]
Assets
Property, plant, and equipment (Note 16)	(6,395,000)	(5,949,000)
Intangible assets (Note 18)	380,000	338,000
Common shares
Equity
Common shares (Note 23)	3,094,000	3,094,000
Preferred shares
Equity
Common shares (Note 23)	CAD 942,000	CAD 942,000